Mineral Properties (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs		$ (90,459)
Assets arising from exploration for and evaluation of mineral resources	$ 82,226	64,587	$ 55,620
Gross carrying amount [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	172,685	155,046
Accumulated depreciation and amortisation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	(90,459)
Exploration and Evaluation Properties [Member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	73,213	55,975
Exploration and Evaluation Properties [Member] | Gross carrying amount [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	73,213	55,975
Exploration and Evaluation Properties [Member] | Accumulated depreciation and amortisation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	0	0
Mining Operations Properties [Member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	9,013	8,612
Mining Operations Properties [Member] | Gross carrying amount [member]
Disclosure of mineral properties [Line Items]
Assets arising from exploration for and evaluation of mineral resources	99,472	99,071
Mining Operations Properties [Member] | Accumulated depreciation and amortisation [member]
Disclosure of mineral properties [Line Items]
Accumulated depletion and write-downs	$ (90,459)	$ (90,459)